Schedule III - Summary of Company's Real Estate Assets (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
New Advertising Displays [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Non-cash amounts	$ 554	$ 446	$ 921
New Advertising Displays [Member] | LAMAR MEDIA CORP. AND SUBSIDIARIES [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Non-cash amounts	554	446	921
Acquisition of Advertising Displays [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Non-cash amounts	1,928	7,199	3,043
Acquisition of Advertising Displays [Member] | LAMAR MEDIA CORP. AND SUBSIDIARIES [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Non-cash amounts	$ 1,928	$ 7,199	$ 3,043